Cover	Nov. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	000-55997
Entity Registrant Name	SHARING SERVICES GLOBAL CORPORATION
Entity Central Index Key	0001644488
Entity Tax Identification Number	30-0869786
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1700 Coit Road
Entity Address, Address Line Two	Suite 290
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75075
City Area Code	469
Local Phone Number	304-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	SHARING SERVICES GLOBAL CORPORATION